Corporate Information and Going Concern	12 Months Ended
Oct. 31, 2020
Corporate Information And Going Concern
Corporate Information and Going Concern

1.	Corporate Information and Going Concern

These consolidated financial statements (the “Financial Statements”) for the years ended October 31, 2020, 2019 and 2018, include the accounts of Grown Rogue International, Inc (together with its subsidiaries, “GRIN” or the “Company”) and its subsidiaries. The registered office of GRIN is located at 340 Richmond Street West, Toronto, Ontario, M5V 1X2.

GRIN’s subsidiaries and ownership thereof are summarized in the table below.

Company	Ownership
Grown Rogue Unlimited, LLC	100% by GRIN
Grown Rogue Gardens, LLC	100% by Grown Rogue Unlimited, LLC
Grown Rogue Distribution, LLC	100% by Grown Rogue Unlimited, LLC
GRU Properties, LLC	100% by Grown Rogue Unlimited, LLC
GRIP, LLC	100% by Grown Rogue Unlimited, LLC
GR Michigan, LLC	87% by Grown Rogue Unlimited, LLC
Idalia, LLC	60% by Grown Rogue Unlimited, LLC

GRIN is primarily engaged in the business of growing and selling cannabis products. The primary cannabis product produced and sold is cannabis flower.

These Financial Statements are prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of the business.

The Company’s ability to continue as a going concern is dependent upon, but not limited to, its ability to raise financing necessary to discharge its liabilities as they become due and generate positive cash flows from operations. As at the end of the year ended October 31, 2020, the Company incurred a net loss of $2,356,488 (2019 - $9,476,934; 2018 - $7,509,986) and as of that date, the Company’s accumulated deficit was $19,394,044 (2019 - $17,112,605). As at October 31, 2020, the Company had limited working capital of $35,671 (negative working capital 2019 $2,709,527). These aforementioned conditions have resulted in material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern and to meet its obligations will be dependent upon successful sales of product and generating positive cash flows from operations as well as obtaining suitable financing. The accompanying consolidated financial statements do not reflect any adjustment that might result from the outcome of this uncertainty. If the going concern assumption is not used, then the adjustments required to report the Company’s assets and liabilities at liquidation values could be material to these consolidated financial statements.